Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Short-Term Debt	Short-term debt

	2014	2013

Short-term bank borrowings	8	24
Current portion of long-term debt	12	16

Total	20	40

Schedule of Long-Term Debt

Long-term debt

	Range of interest rates	Average rate of interest	Amount outstanding 2014	Due in 2015	Due after 2015	Due after 2019	Average remaining term (in years)	Amount outstanding December 31, 2013

USD notes	2.8%-5.8%	4.2%	3,039	8	3,031	1,375	4.4	3,133
2019 Cash Convertible Senior Notes	1.0%-1.0%	1.0%	945	—	945	—	4.9	—
Revolving Credit Facility (1)	—	—	—	—	—	—	—	150
Bank borrowings	2.0%-2.0%	2.0%	3	3	—	—	0.3	4
Liabilities arising from capital lease transactions	2.6%-13.8%	5.9%	4	1	3	—	1.8	10

		3.3%	3,991	12	3,979	1,375	4.6	3,297

(1)	We do not have any borrowings under the €620 million Revolving Credit Facility as of December 31, 2014.

Long-Term Debt at Book Value	The following amounts of long-term debt at book value as of December 31, 2014 are due in the next 5 years:

2015	12
2016	510
2017	392
2018	754
2019	948
Due after 5 years	1,375

3,991

Summary of Principal Amount, Unamortized Debt Discount and Net Carrying Amount of Liability Component

The principal amount, unamortized debt discount and net carrying amount of the liability component of the 2019 Cash Convertible Senior Notes as of December 31, 2014 was as follows:

(in millions)	As of December 31, 2014

Principal amount of Cash Convertible Senior Notes	1,150
Unamortized debt discount of Cash Convertible Senior Notes	205

Net liability of Cash Convertible Senior Notes	945

Summary of Effective Interest Rate, Contractual Interest Expense and Amortization of Debt Discount

The effective interest rate, contractual interest expense and amortization of debt discount for the Convertible Notes for fiscal 2014 were as follows:

(in millions, except percentage)	2014

Effective interest rate	5.14%
Contractual interest expense	$1
Amortization of debt discount	$3

Summary of Outstanding Notes

The following table summarizes the outstanding notes as of December 31, 2014:

	Principal amount	Fixed/ floating	Interest rate	Current coupon rate	Maturity date

Term Loan	396	Floating	LIBOR plus 2% with a floor of 0.75%	2.75%	2017
Term Loan	395	Floating	LIBOR plus 2.50% with a floor of 0.75%	3.25%	2020
Senior Unsecured Notes	500	Fixed	3.5%	3.5%	2016
Senior Unsecured Notes	750	Fixed	3.75%	3.75%	2018
Senior Unsecured Notes	500	Fixed	5.75%	5.75%	2021
Senior Unsecured Notes	500	Fixed	5.75%	5.75%	2023
Cash Convertible Notes	1,150	Fixed	1%	1%	2019
Revolving Credit Facility		Floating			2017